Issued Capital and Reserves (Details 1) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019		Dec. 31, 2018
Issued Capital And Reserves
Number of shares, Beginning balance		89,587,754	80,000,000		100
Value of shares, Beginning balance		$ 8,804	$ 8,000		$ 1,361,285
At inception				[1]	1
Conversion of 100 BPGIZ FZE ordinary shares at 1 for 1 million to the legal acquirer, Brooge Energy (note 25)	[2]				80,000,000
Conversion of 100 BPGIZ FZE ordinary shares at 1 for 1 million to the legal acquirer, Brooge Energy (note 25), value					$ 8,000
Cash election			(1,281,965)
Cash election, value			$ (128)
Changes in share capital due to business combination (note 25)		(30,000)	9,347,219	[2]
Changes in share capital due to business combination (note 25), value		$ (3)	$ 932
Conversion of 100 warrants into ordinary shares at 1 for 1		100
Conversion of 100 warrants into ordinary shares at 1 for 1, value		$ 0.01
Number of shares, Ending balance		88,035,354	89,587,754		80,000,000
Value of shares, Ending balance		$ 8,801	$ 8,804		$ 8,000

[1]	not meaningful
[2]	Ordinary shares held in escrow (20,000,000 shares held by BPGIC and 1,552,000 shares held by the original founders of Twelve Seas) have been excluded from the share capital in the table above. Additional information on escrow shares are included in note 25.